Revenue from Unaffiliated Customers by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue	$ 15,032	$ 27,470	$ 34,367
Taiwan
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue	11,793	18,744	21,214
Hong Kong
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue	3,239	4,703	5,061
Singapore
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue		2,004	4,150
Malaysia
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue		1,550	2,228
Thailand
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue		204	1,447
Others
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue		$ 265	$ 267